AOMT II, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - XXX

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	8	0.00%	9
Amortization Term	1	1	100.00%	9
Amortization Type	1	1	100.00%	9
Appraised Value	0	1	0.00%	9
Borrower Last Name	1	8	12.50%	9
City	0	1	0.00%	9
Disbursement Date	0	8	0.00%	9
First Payment Date	0	9	0.00%	9
Guideline Name	1	1	100.00%	9
Hard Penalty Period (months)	1	1	100.00%	9
Interest Only Period	0	1	0.00%	9
Investor: Qualifying Total Debt Ratio	0	1	0.00%	9
Lien Position	1	1	100.00%	9
Maturity Date	0	9	0.00%	9
MERS Min Number	4	8	50.00%	9
Note Date	0	8	0.00%	9
Occupancy	0	1	0.00%	9
Original CLTV	0	1	0.00%	9
Original Interest Rate	0	1	0.00%	9
Original Loan Amount	0	9	0.00%	9
Original LTV	0	1	0.00%	9
Original P&I	0	8	0.00%	9
Original Term	1	9	11.11%	9
Originator Application Date	4	5	80.00%	9
Originator Loan Designation	1	1	100.00%	9
PITIA Reserves Months	7	8	87.50%	9
Prepayment Penalty	0	8	0.00%	9
Prepayment Penalty Enforcement	0	1	0.00%	9
Prepayment Penalty Period (months)	0	1	0.00%	9
Property Type	0	1	0.00%	9
Purpose	0	1	0.00%	9
Representative FICO	0	1	0.00%	9
State	0	1	0.00%	9
Street	0	8	0.00%	9
Zip	0	1	0.00%	9
Total	23	134	17.16%	9